SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting Information
Net sales	$ 1,583.9	$ 1,504.9	$ 1,552.3	$ 1,498.9	$ 1,483.1	$ 1,447.0	$ 1,490.4	$ 1,443.0	$ 6,140.0	$ 5,863.5	$ 5,844.9
Interest expense									(59.0)	(72.9)	(71.1)
Income from continuing operations before taxes									363.1	237.6	213.2
Capital expenditures									124.7	92.9	98.9
Depreciation and amortization expense									204.3	211.0	220.0
Other expense, net	3.7	25.7	(0.3)	7.5	28.1	21.9	11.2	7.6	36.6	68.8	51.6
Intersegment
Segment Reporting Information
Net sales									70.6	65.5	63.5
Pressure-sensitive Materials | Operating segments
Segment Reporting Information
Net sales									4,455.0	4,257.6	4,261.0
Income from continuing operations before taxes									442.8	359.7	349.1
Capital expenditures									81.1	64.8	71.2
Depreciation and amortization expense									113.5	112.8	119.1
Other expense, net									10.8	33.5	20.1
Pressure-sensitive Materials | Intersegment
Segment Reporting Information
Net sales									64.6	60.9	59.5
Retail Branding and Information Solutions | Operating segments
Segment Reporting Information
Net sales									1,611.1	1,535.0	1,510.1
Income from continuing operations before taxes									81.7	53.3	42.1
Capital expenditures									42.4	24.7	24.2
Depreciation and amortization expense									86.7	93.9	96.5
Other expense, net									20.0	24.8	17.8
Retail Branding and Information Solutions | Intersegment
Segment Reporting Information
Net sales									2.4	3.8	3.3
Other specialty converting businesses | Operating segments
Segment Reporting Information
Net sales									73.9	70.9	73.8
Income from continuing operations before taxes									(8.3)	(16.2)	(12.5)
Capital expenditures									1.2	3.4	3.5
Depreciation and amortization expense									4.1	4.3	4.4
Other expense, net									0.1	4.8
Other specialty converting businesses | Intersegment
Segment Reporting Information
Net sales									3.6	0.8	0.7
Corporate
Segment Reporting Information
Income from continuing operations before taxes									(94.1)	(86.3)	(94.4)
Other expense, net									$ 5.7	$ 5.7	$ 13.7